UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07478

Name of Fund:	BlackRock MuniVest Fund II, Inc. (MVT)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock MuniVest Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

BlackRock MuniVest Fund II, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 2.6%	Prattville, Alabama, IDB, Environmental Improvement Revenue Bonds (International Paper Company Projects), AMT, Series A, 4.75%, 12/01/30	$3,500	$1,768,690
	Selma, Alabama, IDB, Environmental Improvement Revenue Bonds (International Paper Company Project), AMT, Series A, 4.75%, 12/01/30	5,000	2,551,750
	Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential Care Facility Revenue Bonds (Capstone Village, Inc. Project), Series A, 5.875%,8/01/36 (a)(b)	2,900	1,607,702

			5,928,142

Arizona - 2.2%	Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project 1), Series A, 6.75%, 7/01/29	1,000	662,150
	Maricopa County, Arizona, School District Number 3, GO, Refunding (Tempe Elementary), 7.50%, 7/01/10 (c)(d)	2,315	2,498,788
	Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project), Series C, 6.75%, 7/01/31	1,960	1,493,148
	Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter Schools Project II), Series A, 6.75%, 7/01/21	495	431,170

			5,085,256

California - 3.6%	California State, GO, 5.50%, 4/01/30	5	4,981
	Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT, Series B, 5%, 12/01/27	2,500	2,018,975
	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds, Series A- 3, 7.875%, 6/01/13 (e)	5,010	6,197,069

			8,221,025

Colorado - 5.2%	Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2, 7.50%, 4/01/31	135	145,107
	Colorado Health Facilities Authority Revenue Bonds (Catholic Health Initiatives), Series D, 6.25%, 10/01/33	1,060	1,074,236
	Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee), Series A, 7.35%, 9/01/31	3,025	2,303,023
	Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee), Series B, 7.45%, 9/01/31	440	338,444
	North Range Metropolitan District Number 1, Colorado, GO, 7.25%, 12/15/11 (e)	1,310	1,507,614

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)
EDA	Economic Development Authority
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDR	Industrial Development Revenue Bonds
PCR	Pollution Control Revenue Bonds
S/F	Single-Family
VRDN	Variable Rate Demand Notes

BlackRock MuniVest Fund II, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds (Public Improvement Fees), 8%, 12/01/25	$3,300	$2,783,352
	Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds (Public Improvement Fees), 8.125%, 12/01/25	820	671,318
	Southlands Metropolitan District Number 1, Colorado, GO, 7%, 12/01/14 (e)	1,000	1,272,890
	University of Colorado, Enterprise System Revenue Bonds, Series A, 5.75%, 6/01/28	750	800,535
	University of Colorado, Enterprise System Revenue Bonds, Series A, 5.125%, 6/01/29	1,000	1,009,120

			11,905,639

Connecticut - 1.0%	Connecticut State Development Authority, Airport Facility Revenue Bonds (Learjet, Inc. Project), AMT, 7.95%, 4/01/26	1,165	992,056
	Mohegan Tribe Indians Gaming Authority, Connecticut, Public Improvement Revenue Refunding Bonds (Priority Distribution), 6.25%, 1/01/31	2,000	1,386,880

			2,378,936

Florida - 8.3%	Fiddlers Creek, Florida, Community Development District Number 2, Special Assessment Revenue Bonds, Series A, 6.375%, 5/01/35	2,350	1,535,983
	Fiddlers Creek, Florida, Community Development District Number 2, Special Assessment Revenue Bonds, Series B, 5.75%, 5/01/13	400	355,992
	Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer Center Project), Series A, 5.25%, 7/01/37	3,500	2,645,020
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport), AMT, 5%, 10/01/40 (f)(g)	10,000	7,780,800
	Midtown Miami, Florida, Community Development District, Special Assessment Revenue Bonds, Series A, 6.25%, 5/01/37	4,000	2,496,480
	Orlando, Florida, Urban Community Development District, Capital Improvement Special Assessment Bonds, 6.25%, 5/01/34	1,135	750,553
	Orlando, Florida, Urban Community Development District, Capital Improvement Special Assessment Bonds, Series A, 6.95%, 5/01/11 (e)	1,000	1,116,260
	Palm Coast Park Community Development District, Florida, Special Assessment Revenue Bonds, 5.70%, 5/01/37	1,240	655,191

BlackRock MuniVest Fund II, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Park Place Community Development District, Florida, Special Assessment Revenue Bonds, 6.75%, 5/01/10 (e)	$900	$972,594
	Preserve at Wilderness Lake, Florida, Community Development District, Capital Improvement Bonds, Series A, 7.10%, 5/01/33	905	723,023

			19,031,896

Georgia - 4.6%	Fulton County, Georgia, Residential Care Facilities, Revenue Refunding Bonds (Canterbury Court Project), Series A, 6.125%, 2/15/26	2,000	1,410,780
	Gainesville, Georgia, Redevelopment Authority, Educational Facilities Revenue Refunding Bonds (Riverside Military Academy), 5.125%, 3/01/37	600	305,922
	Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series W, 6.60%, 1/01/18 (h)	380	451,888
	Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series W, 6.60%, 1/01/18	5,590	6,541,474
	Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series X, 6.50%, 1/01/20	1,250	1,472,800
	Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds, Series A, 6.25%, 7/15/33 (a)(b)	2,200	434,478

			10,617,342

Idaho - 0.0%	Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds, AMT, Series E-2, 6.90%, 1/01/27	50	50,044

Illinois - 12.9%	Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series C, 7%, 3/01/32 (i)(j)(k)	190	195,654
	Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75%, 12/01/32	800	534,552
	Chicago, Illinois, Tax Allocation Bonds (Kingsbury Redevelopment Project), Series A, 6.57%, 2/15/13	1,000	925,440
	Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids Management LLC Project), AMT, 6%, 11/01/23	2,800	2,663,024
	Illinois Development Finance Authority Revenue Bonds (Community Rehabilitation Providers Facilities), Series A, 6.50%, 7/01/22	1,000	920,980
	Illinois Development Finance Authority, Revenue Refunding Bonds (Community Rehabilitation Providers Facilities), Series A, 6%, 7/01/15	635	626,669
	Illinois State Finance Authority Revenue Bonds (Advocate Health Care Network), Series D, 6.50%, 11/01/38	5,000	5,013,650
	Illinois State Finance Authority Revenue Bonds (Friendship Village of Schaumburg), Series A, 5.625%, 2/15/37	500	273,985
	Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place Project), Series A, 6%, 5/15/37	1,035	619,365
	Illinois State Toll Highway Authority Revenue Bonds, Series B, 5.50%, 1/01/33	3,000	3,048,450

BlackRock MuniVest Fund II, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Regional Transportation Authority, Illinois, Revenue Bonds, Series A, 7.20%, 11/01/20 (l)	$1,500	$1,874,190
	Regional Transportation Authority, Illinois, Revenue Bonds, Series A, 6.70%, 11/01/21 (c)(d)	7,000	8,615,250
	Regional Transportation Authority, Illinois, Revenue Bonds, Series C, 7.75%, 6/01/20 (c)(d)	2,500	3,233,125
	Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook Tax Increment Financing (TIF) Redevelopment Project), 6%, 1/01/25	1,580	1,162,611

			29,706,945

Indiana - 7.9%	Indiana Health and Educational Facilities Financing Authority, Hospital Revenue Bonds (Clarian Health Obligation), Series A, 5.25%, 2/15/40	2,200	1,574,870
	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 7.25%, 6/01/15 (h)	470	507,830
	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 7.25%, 6/01/15	1,530	1,789,916
	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 6.80%, 12/01/16	3,775	4,420,336
	Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding Bonds, Series D, 6.75%, 2/01/14	8,750	9,847,338

			18,140,290

Louisiana - 7.5%	Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan Missionaries of Our Lady Health System, Inc.), Series A, 5.25%, 8/15/36	8,260	6,422,480
	Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company Project), 6.50%, 1/01/17	10,000	8,330,400
	Sabine River Authority, Louisiana, Water Facilities Revenue Refunding Bonds (International Paper Company), 6.20%, 2/01/25	3,600	2,545,632

			17,298,512

Maryland - 1.9%	Maryland State Community Development Administration, Department of Housing and Community Development, Residential Revenue Refunding Bonds, AMT, Series D, 4.90%, 9/01/42	1,500	1,204,590
	Maryland State Health and Higher Educational Facilities Authority Revenue Bonds (King Farm Presbyterian Community), Series B, 5%, 1/01/17	1,100	829,719
	Maryland State Health and Higher Educational Facilities Authority Revenue Bonds (University of Maryland Medical System), Series B, 7%, 7/01/22 (c)(d)	1,000	1,146,720
	Montgomery County, Maryland, Special Obligation, GO (West Germantown Development District), Series A, 6.70%, 7/01/27 (m)	1,205	1,062,605

			4,243,634

BlackRock MuniVest Fund II, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Massachusetts - 7.6%	Massachusetts State College Building Authority, Project Revenue Refunding Bonds, Senior-Series A, 7.50%, 5/01/11 (n)	$1,000	$1,131,380
	Massachusetts State, HFA, Housing Revenue Bonds, AMT, Series A, 5.10%, 12/01/27	2,000	1,798,360
	Massachusetts State, HFA, Housing Revenue Bonds, AMT, Series A, 5.20%, 12/01/37	3,000	2,570,550
	Massachusetts State, HFA, Housing Revenue Refunding Bonds, AMT, Series D, 4.85%, 6/01/40	2,770	2,170,489
	Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT, Series 130, 5%, 12/01/32	2,720	2,301,229
	Massachusetts State Water Resource Authority Revenue Bonds, Series A, 6.50%, 7/15/19 (h)	6,000	7,576,740

			17,548,748

Michigan - 9.7%	Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley Medical Center), Series A, 6%, 7/01/20 (o)	3,100	2,420,387
	Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds (Mount Clemens General Hospital), Series B, 5.875%, 11/15/13 (e)	2,320	2,762,076
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health System), Series A, 5.25%, 11/15/46	7,050	4,578,834
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (McLaren Health Care Corporation), 5.75%, 5/15/38	8,560	6,860,326
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity Health Credit Group), Series A, 6%, 12/01/20	2,200	2,272,930
	Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding Bonds (Development Area Number 3), 6.375%, 6/01/12 (e)	3,000	3,490,860

			22,385,413

Mississippi - 6.4%	Lowndes County, Mississippi, Solid Waste Disposal and PCR, Refunding (Weyerhaeuser Company Project), Series A, 6.80%, 4/01/22	5,850	4,522,752
	Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System Energy Resources, Inc. Project), 5.875%, 4/01/22	7,200	5,841,072
	Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System Energy Resources, Inc. Project), 5.90%, 5/01/22	5,215	4,237,553

			14,601,377

Missouri - 0.0%	Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds (Homeowner Loan), AMT, Series A, 7.50%, 3/01/31 (j)(k)	85	91,364

Nevada - 0.2%	Clark County, Nevada, Improvement District Number 142, Special Assessment Bonds, 6.375%, 8/01/23	605	433,337

BlackRock MuniVest Fund II, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

New Jersey - 4.6%	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24	$4,250	$3,322,225
	New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines, Inc. Project), AMT, 6.25%, 9/15/29	3,000	1,874,940
	New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack Valley Hospital Association), 6.625%, 7/01/36 (a)(b)	1,680	56,616
	New Jersey State Housing and Mortgage Finance Agency Revenue Bonds, Series AA, 6.375%, 10/01/28	1,300	1,390,337
	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds, 7%, 6/01/13 (e)	3,285	4,002,017

			10,646,135

New Mexico - 1.4%	Farmington, New Mexico, PCR, Refunding (Tucson Electric Power Company - San Juan Project), Series A, 6.95%, 10/01/20	3,160	3,113,042

New York - 12.6%	Metropolitan Transportation Authority, New York, Revenue Bonds, Series C, 6.50%, 11/15/28	9,405	10,119,780
	New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C, 6.80%, 6/01/28	690	647,689
	New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs Facility Pooled Program), Series C-1, 6.50%, 7/01/17	890	746,603
	New York City, New York, City IDA, Special Facility Revenue Bonds (British Airways Plc Project), AMT, 7.625%, 12/01/32	1,920	1,292,448
	New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-3, 5.25%, 1/15/39	6,700	6,389,120
	New York City, New York, GO, Refunding, Series A, 6.375%, 5/15/15 (d)	40	42,739
	New York State Urban Development Corporation, Personal Income Tax Revenue Bonds, Series B-1, 5%, 3/15/36	6,000	5,758,860
	Westchester County, New York, IDA, Civic Facility Revenue Bonds (Special Needs Facilities Pooled Program), Series E-1, 6.50%, 7/01/17	1,000	838,880
	Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue Bonds (Kendal on Hudson Project), Series A, 6.50%, 1/01/13 (e)	2,690	3,228,511

			29,064,630

North Carolina - 0.9%	Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, Revenue Bonds (National Gypsum Company Project), AMT, 5.75%, 8/01/35	1,675	874,936
	North Carolina Medical Care Commission, Retirement Facilities Revenue Refunding Bonds (Carolina Village Project), 6%, 4/01/38	2,000	1,228,700

			2,103,636

BlackRock MuniVest Fund II, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Ohio - 3.8%	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	$14,000	$8,693,860

Oklahoma - 0.6%	Tulsa County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Refunding Bonds, AMT, Series C, 5.25%, 12/01/38 (k)	1,700	1,402,976

Pennsylvania - 2.8%	Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue Refunding Bonds, 5.50%, 11/01/16	1,235	1,079,724
	Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann’s Choice, Inc.), Series A, 6.125%, 1/01/25	880	618,042
	Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Brethren Village Project), Series A, 6.50%, 7/01/40	2,000	1,528,900
	Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care Project), 6.125%, 2/01/28	470	306,332
	Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care Project), 6.25%, 2/01/35	1,090	678,329
	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds (National Gypsum Company), AMT, Series B, 6.125%, 11/01/27	2,000	1,055,560
	Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75%, 12/01/17	1,265	1,070,759

			6,337,646

Rhode Island - 0.6%	Rhode Island State Health and Educational Building Corporation, Hospital Financing Revenue Bonds (Lifespan Obligation Group), 6.50%, 8/15/12 (e)	1,140	1,322,605

South Carolina - 2.3%	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, AMT, Series A, 6.70%, 7/01/27	125	125,063
	South Carolina State Public Service Authority, Revenue Refunding Bonds, Series A, 5.50%, 1/01/38	5,000	5,111,000

			5,236,063

Tennessee - 1.0%	Johnson City, Tennessee, Health and Educational Facilities Board, Retirement Facility Revenue Bonds (Appalachian Christian Village Project), Series A, 6%, 2/15/24	1,000	716,460
	Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital Revenue Refunding Bonds (Methodist Healthcare), 6.50%, 9/01/12 (e)	1,425	1,667,378

			2,383,838

Texas - 12.4%	Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project), AMT, Series A, 7.70%, 4/01/33	1,500	825,030
	Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company Project), AMT, Series C, 5.75%, 5/01/36	2,740	1,802,920

BlackRock MuniVest Fund II, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental Revenue Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625%, 5/15/33	$5,800	$4,313,982
	Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds, AMT, Series B, 6.25%, 11/01/28 (c)	4,500	4,387,500
	Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds, AMT, Series C, 6.25%, 11/01/28 (c)	3,450	3,363,750
	Dallas-Fort Worth, Texas, International Airport, Joint Revenue Refunding Bonds, AMT, Sub-Series A-2, 6.10%, 11/01/24 (c)	1,500	1,499,520
	Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal Facility Revenue Bonds (E. I. du Pont de Nemours and Company Project), AMT, 6.40%, 4/01/26	2,500	2,283,725
	Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System), Series B, 7.25%, 12/01/35	2,000	2,088,300
	Houston, Texas, Airport System, Special Facilities Revenue Bonds (Continental Airlines), AMT, Series E, 6.75%, 7/01/21	4,820	3,457,386
	Judson, Texas, Independent School District, School Building, GO, 5%, 2/01/37 (g)	2,000	1,924,240
	Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project), AMT, Series B, 6.70%, 11/01/30	2,500	1,449,600
	Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project), Series A, 6.45%, 11/01/30	800	500,232
	Texas State University, System Financing Revenue Refunding Bonds, 5.25%, 3/15/27	700	720,405

			28,616,590

Virginia - 1.5%	Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia Electric and Power Company), Series B, 5.875%, 6/01/17	1,000	984,730
	Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage Revenue Refunding Bonds (Goodwin House, Inc.), 5.125%, 10/01/37	1,000	580,270
	Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage Revenue Refunding Bonds (Goodwin House, Inc.), 5.125%, 10/01/42	3,440	1,943,944

			3,508,944

Washington - 7.0%	Energy Northwest, Washington, Electric Revenue Refunding Bonds (Columbia Generating), Series A, 5.75%, 7/01/18 (c)	1,000	1,090,750

BlackRock MuniVest Fund II, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Energy Northwest, Washington, Electric Revenue Refunding Bonds (Columbia Generating), Series B, 6%, 7/01/18 (l)	$2,250	$2,467,755
	Washington State Health Care Facilities Authority, Revenue Refunding Bonds (Catholic Health Initiatives), Series D, 6.375%, 10/01/36	3,700	3,714,134
	Washington State Public Power Supply System, Revenue Refunding Bonds (Nuclear Project Number 1), Series B, 7.125%, 7/01/16	5,000	6,443,400
	Washington State Public Power Supply System, Revenue Refunding Bonds (Nuclear Project Number 3), Series B, 7.125%, 7/01/16 (c)	1,900	2,444,084

			16,160,123

Wisconsin - 2.1%	Wisconsin Housing and EDA, Home Ownership Revenue Refunding Bonds, AMT, Series A, 5.625%, 3/01/31	2,895	2,719,187
	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (SynergyHealth, Inc.), 6%, 11/15/32	2,215	2,063,848

			4,783,035

U.S. Virgin Islands - 2.0%	Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker Project), AMT, 6.50%, 7/01/21	6,000	4,616,100

	Total Municipal Bonds - 137.2%		315,657,123

	Municipal Bonds Transferred to Tender Option Bond Trusts (p)

Connecticut - 2.6%	Connecticut State Health and Educational Facilities Authority Revenue Bonds (Yale University), Series Z-3, 5.05%, 7/01/42	6,000	6,016,080

Illinois - 6.2%	Chicago, Illinois, Water Revenue Refunding Bonds, Second Lien, 5.25%, 11/01/33 (q)	1,320	1,315,842
	Kane and De Kalb Counties, Illinois, Community Unit School District Number 302, GO, 5.75%, 2/01/14 (d)(e)	4,200	5,016,480
	Kane and De Kalb Counties, Illinois, Community Unit School District Number 302, GO, 5.75%, 2/01/19 (d)	1,000	1,194,400
	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75%,
	6/15/23 (c)	6,400	6,712,064

			14,238,786

Maryland - 1.0%	Maryland State Transportation Authority, Transportation Facilities Projects Revenue Bonds, 5%, 7/01/41 (q)	2,290	2,264,512

Massachusetts - 4.4%	Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds, Series A, 5%, 8/15/30 (q)	10,000	10,021,900

New York - 2.6%	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue Refunding Bonds, Series DD, 5%, 6/15/37	6,299	5,969,852

BlackRock MuniVest Fund II, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds Transferred to Tender Option Bond Trusts (p)	Par (000)	Value

North Carolina - 2.7%	North Carolina Capital Facilities Finance Agency, Revenue Refunding Bonds (Duke University Project), Series A, 5%, 10/01/41	$6,239	$6,110,816

Ohio - 1.0%	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds (University Hospitals Health System), Series A, 5.25%, 1/01/33	2,400	2,218,608

Texas - 7.9%	Harris County, Texas, Health Facilities Development Corporation Revenue Refunding Bonds (School Health Care System), Series B, 5.75%, 7/01/27 (h)	10,000	11,125,100
	Texas State Department of Housing and Community Affairs, S/F Mortgage Revenue Bonds, AMT, Series B, 5.25%, 9/01/32 (i)(j)(k)	4,972	4,384,837
	Texas State University, System Financing Revenue Refunding Bonds, 5%, 3/15/30 (q)	2,743	2,718,472

			18,228,409

Washington - 8.7%	Central Puget Sound Regional Transportation Authority, Washington, Sales and Use Tax Revenue Bonds, Series A, 5%, 11/01/32 (q)	7,693	7,535,704
	Central Puget Sound Regional Transportation Authority, Washington, Sales and Use Tax Revenue Bonds, Series A, 5%, 11/01/34	5,000	4,855,950
	Central Puget Sound Regional Transportation Authority, Washington, Sales and Use Tax Revenue Bonds, Series A, 5%, 11/01/36	4,000	3,884,760
	Energy Northwest, Washington, Electric Revenue Refunding Bonds (Columbia Generating), Series A, 5.75%, 7/01/18 (c)	3,500	3,817,625

			20,094,039

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 37.1%		85,163,002

	Total Long-Term Investments (Cost - $441,276,354) - 174.3%		400,820,125

	Short-Term Securities

Colorado - 1.3%	Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Company Project), VRDN, AMT, Series B, 0.80%, 2/02/09 (r)	3,000	3,000,000

Oregon - 2.1%	Oregon State Department of Transportation, Highway User Tax, Subordinate Lien Revenue Bonds, VRDN, Series B-2, 0.75%, 2/05/09 (r)	4,800	4,800,000

Texas - 5.5%	Austin, Texas, Hotel Occupancy Tax, Subordinate Lien Revenue Refunding Bonds, VRDN, Series A, 2%, 2/05/09 (r)	12,560	12,560,000

	Total Short-Term Securities (Cost - $20,360,000) - 8.9%		20,360,000

	Total Investments (Cost - $461,636,354*) - 183.2%		421,180,125
	Other Assets Less Liabilities - 1.9%		4,421,082
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (19.5)%		(44,895,628)
	Preferred Shares, at Redemption Value - (65.6)%		(150,832,668)

	Net Assets Applicable to Common Shares - 100.0%		$229,872,911

BlackRock MuniVest Fund II, Inc.

Schedule of Investments January 31, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$413,317,688

Gross unrealized appreciation	$18,434,032
Gross unrealized depreciation	(55,338,036)

Net unrealized depreciation	$(36,904,004)

(a)	Non-income producing security.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	MBIA Insured.

(d)	FGIC Insured.

(e)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	XL Capital Insured.

(g)	Assured Guaranty Insured.

(h)	Security is collateralized by Municipal or US Treasury Obligations.

(i)	FHLMC Collateralized.

(j)	FNMA Collateralized.

(k)	GNMA Collateralized.

(l)	AMBAC Insured.

(m)	Radian Insured.

(n)	Commonwealth Guaranteed.

(o)	ACA Insured.

(p)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(q)	FSA Insured.

(r)	Variable rate security. Rate shown is as of report date.

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$421,180,125
Level 3	—

Total	$421,180,125

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund II, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke Chief Executive Officer of BlackRock MuniVest Fund II, Inc.

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke Chief Executive Officer (principal executive officer) of BlackRock MuniVest Fund II, Inc.

Date: March 25, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock MuniVest Fund II, Inc.

Date: March 25, 2009